SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Sep. 30, 2025
Selling General And Administrative Expenses
SCHEDULE OF COST OF REVENUES

The following table breaks down the cost of revenues for the years ended September 30, 2023, 2024 and 2025:

	Year ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
cost of materials and tools	58,918,308	73,060,614	103,156,638	14,490,327
labor costs	41,307,139	74,029,886	108,326,669	15,216,557
	100,225,447	147,090,500	211,483,307	29,706,884